May 9, 2000

Dear Shareholder:

     On March 31, 2000, the net asset value (NAV) of The First Philippine Fund Inc. (Fund) stood at $6.19 per share. While the Fund's NAV decreased by 20.64% in the quarter, its performance bested that of its benchmark, the Philippine composite index (Phisix), which declined by a more sizeable 23.03% in US-dollar terms in the same period. The Fund's share price closed at $4.875 on March 31, 2000, posting a quarterly decline of 23.53% and a discount to NAV of 21.24%. Over its lifetime, the Fund continues to lead the Phisix significantly by 20.15% after adjusting for all distributions to shareholders and the effect of the 1995 rights offering.

WEAKNESS IN SOUTHEAST ASIAN MARKETS TO START THE YEAR

     The Philippine stock market suffered from a considerable withdrawal of foreign portfolio investments in the March quarter of 2000. While the Phisix was the second worst performing market in the quarter after Cyprus, it joined in the weakness experienced by the Korean and other Southeast Asian markets (save for Malaysia), which all corrected after posting hefty positive returns in 1999.

     In general, investor sentiment in the Philippines was eroded by political and local stock market concerns, such as the BW Resources insider trading investigation. External factors including rising US interest rates, the flight of investment monies into larger markets where so-called "new economy" stocks are plentiful, and the reduction in the weighting of the Philippines in benchmark indices also contributed to the sell-down. An anticipated rebound in the Philippine stock market did not occur in the March quarter. While blue chip valuations were compelling, portfolio investors were not attracted to a small, thinly traded market that did not offer a variety of technology, media or telecommunications issues, the sectors of choice in the quarter.

THE ECONOMY MOVES IN THE RIGHT DIRECTION

     For the most part, investors ignored the positive signals emanating from the economy:

     o Real GDP grew by 4.6% in the fourth quarter of 1999, the strongest year on year growth since 1997. While the main growth driver was the low comparison base for agriculture, the rebound in manufacturing and construction sectors was encouraging. Full year GDP growth came in at 3.2% versus a slight contraction in 1998, showing that recovery is on track.

     o The country's inflation rate came in surprisingly low at 2.6% in January and 3% in February, comparing favorably against 1999's average of 6.8%.

     o Philippine exports, buoyed by the strong demand for electronics, grew by 19% for the full year 1999, the best growth rate in Asia.

     o Benchmark interest rates, the 91-day t-bills, stayed flat at 8.8-8.9% in the quarter. The peso was likewise generally stable, depreciating by 1.9% in the quarter.

     o The official budget deficit for January amounted to only P114 m, significantly lower than year-ago programmed and estimated levels due to improvements in revenue collection.

     o The banking sector's non-performing loans for January improved to 13.43% from the previous year's high of 14.6%. Loan growth has been gradually expanding.

     o Foreign exchange reserve levels were at a record high of US$16 billion in March.

     o The Retail Trade Liberalization Act was passed into law in the quarter, the first of several more reform measures expected to pass through Congress this year.

THE CHALLENGE OF RESTORING CONFIDENCE

     While the Philippine market will continue to be pressured by external events (such as further hikes in US interest rates) and volatility in global markets (from the correction in technology stocks), we feel that the domestic concerns besetting it stem more from the political than the economic, more a matter of sentiment than fundamentals. In the year to date, the economy has shown signs of a recovery on track. Reform measures in retailing, banking, power and the securities market are beginning to be signed into law. A shift in sentiment toward government -- specifically toward the newly appointed economic management team and new leadership at both the Securities and Exchange Commission and the Philippine Stock Exchange -- can be the catalyst to restore confidence and bring liquidity back to the market. A sustained rally, however, will have to be based on continued progress in the economy, structural reforms in the capital market, a recovery in corporate earnings of 25-30%, and effective governance and political leadership.

     Weighing these risks as well as the attractive valuations present in the market, we believe the Fund is well positioned to capture the country's economic recovery and market turnaround. Market risk will be mitigated by diversification and disciplined stock selection. The Fund will continue to favor undervalued blue chip companies, those that are the beneficiaries of reforms, and those that are reorienting themselves to compete in the new economy.

     On behalf of the directors and officers of the Fund, thank you very much. Your continued support is greatly appreciated.

                                          Sincerely,
                                          /s/ Lilia C. Clemente
                                          ---------------------
                                          Lilia C. Clemente
                                          Director, President and Chief
                                          Executive Officer

THE FIRST PHILIPPINE FUND INC.
SCHEDULE OF NET ASSETS
March 31, 2000
(Unaudited)

                                                                                        Number of
                                                                                           Shares           Value
-----------------------------------------------------------------------------------------------------------------
PHILIPPINE SECURITIES -- (99.6%)
-----------------------------------------------------------------------------------------------------------------

COMMON STOCK (91.7%)
Banking (10.9%)
  Bank of the Philippine Islands                                                        1,248,400       2,841,002
  Bankard, Inc. (a) (b)                                                                 6,470,000         622,024
  Equitable PCI Bank                                                                      540,000         775,447
  Far East Bank & Trust Company                                                           330,171         482,166
  Metropolitan Bank & Trust Company                                                       524,520       2,834,139
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,554,778
-----------------------------------------------------------------------------------------------------------------
Broadcasting (3.1%)
  ABS-CBN Broadcasting Corp. PDR (b) (d) (f)                                            1,550,000       2,188,093
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,188,093
-----------------------------------------------------------------------------------------------------------------
Computer Services (0.4%)
  SPI Technologies, Inc. (b)                                                              900,500         273,968
-----------------------------------------------------------------------------------------------------------------
                                                                                                          273,968
-----------------------------------------------------------------------------------------------------------------
Conglomerates (19.5%)
  Aboitiz Equity Ventures, Inc.                                                        17,200,000         837,268
  Alsons Consolidated Resources, Inc. (a) (b)                                          15,980,000         221,696
  Ayala Corporation                                                                    38,249,436       8,471,739
  Benpres Holdings Corp. (b)                                                           19,109,700       3,209,291
  Metro Pacific Corp. (b)                                                              30,550,000         587,414
  Uniwide Holdings, Inc. (b) (d)                                                       20,687,000         251,753
-----------------------------------------------------------------------------------------------------------------
                                                                                                       13,579,161
-----------------------------------------------------------------------------------------------------------------
Construction/Engineering (1.7%)
  DMCI Holdings, Inc. (b)                                                              25,604,000         454,922
  Southeast Asia Cement Holdings, Inc. (b)                                             23,319,999         244,063
  Union Cement Corp. (b) (d)                                                           22,038,041         509,569
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,208,554
-----------------------------------------------------------------------------------------------------------------
Electronics (1.1%)
  Ionics Circuits, Inc. (b)                                                               150,000          39,247
  Music Corporation (b)                                                                 1,900,000         485,567
  Solid Group, Inc. (b) (d)                                                             4,150,000         230,297
-----------------------------------------------------------------------------------------------------------------
                                                                                                          755,111

-----------------------------------------------------------------------------------------------------------------
Food and Beverage (15.3%)
  Cosmos Bottling Corp.                                                                 6,650,000         420,824
  Del Monte Pacific Ltd. (b) (d)                                                        2,400,000         750,649
  La Tondena Distillers, Inc.                                                           1,897,800       1,073,939


                                                                                         Number of
COMMON STOCK (CONTINUED)                                                                   Shares           Value
-----------------------------------------------------------------------------------------------------------------
  RFM Corporation                                                                       1,208,334  $       70,584
  San Miguel Corp. -- A                                                                 5,723,942       6,756,832
  San Miguel Corp. -- B                                                                   600,000         708,270
  Universal Robina Corp.                                                                6,162,000         884,871
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,665,969
-----------------------------------------------------------------------------------------------------------------
Port Operations (2.0%)
  Asian Terminals, Inc. (a) (b)                                                        40,949,980       1,056,491
  International Container Terminal Services, Inc. (b)                                   7,643,750         342,318
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,398,809
-----------------------------------------------------------------------------------------------------------------
Real Estate Development (14.2%)
  Ayala Land, Inc.                                                                     16,841,321       2,787,348
  Belle Corporation (b)                                                                23,900,008         756,219
  C & P Homes, Inc. (b)                                                                35,916,750         262,255
  Filinvest Land, Inc. (b)                                                             25,487,499       1,414,387
  Pryce Corporation (a) (b)                                                            27,620,000       1,008,373
  Robinson's Land Corp. (a)                                                            10,480,500         714,243
  SM Prime Holdings, Inc.                                                              21,350,000       2,909,994
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,852,819
-----------------------------------------------------------------------------------------------------------------
Telecommunications (16.0%)
  Digital Telecommunications Phils., Inc. (b)                                          37,800,000         938,422
  Philippine Long Distance Telephone Co. ADR (e)                                          463,520      10,168,470
-----------------------------------------------------------------------------------------------------------------
                                                                                                       11,106,892
-----------------------------------------------------------------------------------------------------------------
Utilities (7.5%)
  Manila Electric Co. -- A                                                              2,145,000       3,811,152
  Petron Corporation (b)                                                               23,630,002       1,426,335
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,237,487
-----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
     (Cost $90,519,644)                                                                                63,821,641
-----------------------------------------------------------------------------------------------------------------

                                                                         Maturity
--------------------------------------------------------------------------------------------------------------
WARRANTS (1.2%)
Food and Beverage (1.2%)
  Jollibee Foods Corporation (b) (d)                                     03/24/03    2,999,500         784,808
Electronics (0.0%)
  Music Corporation (a) (b)                                                   N/A      111,764           1,056
--------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS
     (Cost $1,472,622)                                                                                 785,864
--------------------------------------------------------------------------------------------------------------

                                                                                     Units/Par
SCHEDULE OF NET ASSETS (CONTINUED)                                       Maturity      (000)             Value
--------------------------------------------------------------------------------------------------------------
BONDS (1.0%)
Bacnotan Consolidated Industries, Inc. Convertible
  Bond 5.5% (Cost $1,750,000)                                            06/21/04    $   1,750    $    700,000
--------------------------------------------------------------------------------------------------------------
CALL ACCOUNTS (5.7%)
  Philippine Pesos (c) (Cost $4,041,176)                                                             3,982,789
--------------------------------------------------------------------------------------------------------------
TOTAL PHILIPPINE SECURITIES
  (Cost $97,783,442)                                                                                69,290,294
--------------------------------------------------------------------------------------------------------------
UNITED STATES SECURITIES (0.4%)
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.4%)
  Associates Corp. of North America 6.21321%
     (Cost $308,000)                                                     04/03/00          308         308,000
--------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES SECURITIES                                                                         308,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100%
     (Cost $98,091,442)**                                                                           69,598,294
     Liabilities in excess of Assets                                                                  (148,105)
--------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS
     (applicable to 11,225,000 common shares outstanding)                                         $ 69,450,189
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
     ($69,450,189/11,225,000)                                                                     $       6.19
--------------------------------------------------------------------------------------------------------------

**Cost of Total Investments
  Common Stock                                                                                     $   90,519,644
  Warrants                                                                                              1,472,622
  Bonds                                                                                                 1,750,000
  Call Accounts                                                                                         4,041,176
  Commercial Paper                                                                                        308,000
                                                                                                   --------------
                                                                                                   $   98,091,442
                                                                                                   ==============

(a)   At fair value as determined by the Board of Directors.
(b)   Non-income producing security.
(c)   Daily interest is being accrued at a rate of 4% of the outstanding balance.
(d)   Pursuant to Rule 144A under the Securities Act of 1933, all or a portion of these securities can only be sold to qualified institutional investors.
(e)   ADR -- American Depository Receipt.
(f)   PDR -- Philippine Depository Receipt.

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